Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.2%
U.S. Treasury Bonds
2.875%, 5/15/49	$200	$233
1.250%, 5/15/50	1,255	1,013
U.S. Treasury Note 1.500%, 2/15/30	390	396
Total U.S. Government Securities (Identified Cost $1,837)		1,642

Municipal Bonds—1.3%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	911
Illinois—0.6%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	866
Total Municipal Bonds (Identified Cost $1,458)		1,777

Foreign Government Securities—23.1%
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	137
China Government International Bond RegS 3.250%, 10/19/23(2)	525	563
Dominican Republic
144A 6.000%, 7/19/28(3)	420	475
144A 4.500%, 1/30/30(3)	460	465
144A 6.850%, 1/27/45(3)	1,080	1,199
Emirate of Dubai RegS 5.250%, 1/30/43(2)	1,265	1,410
Federative Republic of Brazil 4.750%, 1/14/50	365	342
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	$1,285	$1,384
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	590	678
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	1,330	1,466
144A 3.250%, 10/22/30(3)	865	925
144A 4.500%, 10/26/46(3)	780	874
Oman Government International Bond
144A 6.250%, 1/25/31(3)	290	305
144A 7.375%, 10/28/32(3)	805	903
Republic of Angola 144A 8.250%, 5/9/28(3)	705	700
Republic of Argentine 0.125%, 7/9/35(4)	2,470	787
Republic of Colombia
3.125%, 4/15/31	200	199
4.125%, 5/15/51	270	260
Republic of Ecuador
144A 0.000%, 7/31/30(3)	54	22
144A 0.500%, 7/31/30(3)(4)	158	92
144A 0.500%, 7/31/35(3)(4)	779	358
Republic of Egypt
144A 7.600%, 3/1/29(3)	845	930
144A 8.500%, 1/31/47(3)	715	743
144A 8.875%, 5/29/50(3)	200	213
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	208
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
144A 8.125%, 3/26/32(3)	$665	$678
Republic of Indonesia
2.850%, 2/14/30	515	527
4.200%, 10/15/50	1,020	1,110
144A 4.350%, 1/8/27(3)	525	594
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	435	468
Republic of Kenya 144A 8.000%, 5/22/32(3)	510	571
Republic of Nigeria
144A 6.500%, 11/28/27(3)	275	294
144A 7.875%, 2/16/32(3)	450	484
Republic of Pakistan 144A 8.250%, 9/30/25(3)	350	391
Republic of Panama 3.870%, 7/23/60	850	839
Republic of Philippines 3.700%, 3/1/41	565	595
Republic of South Africa
4.300%, 10/12/28	325	322
5.650%, 9/27/47	955	877
Republic of Turkey
6.250%, 9/26/22	390	407
4.875%, 10/9/26	1,830	1,826
4.875%, 4/16/43	935	753
Russian Federation
RegS 4.375%, 3/21/29(2)	600	679
RegS 5.250%, 6/23/47(2)	200	249
State of Israel 2.750%, 7/3/30	480	512
State of Qatar
144A 3.750%, 4/16/30(3)	450	508
144A 4.400%, 4/16/50(3)	365	428
	Par Value	Value

Foreign Government Securities—continued
Ukraine
144A 7.375%, 9/25/32(3)	$805	$828
144A 7.253%, 3/15/33(3)	510	518
United Mexican States
2.659%, 5/24/31	310	299
4.500%, 1/31/50	1,430	1,450
Series M 6.500%, 6/9/22	9,038MXN	445
Total Foreign Government Securities (Identified Cost $34,071)		32,290

Mortgage-Backed Securities—9.5%
Non-Agency—9.5%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770	831
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	236	244
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	567
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	138
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	404
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	515	543
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	363	365
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	$34	$34
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.032%, 12/15/36(3)(4)	585	586
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	427	448
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	255	273
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(4)	133	135
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(3)	475	474
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(4)	62	63
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	171	173
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.933%, 10/25/29(3)(4)	163	167
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	137	140
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	294	305
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	620	624
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	$322	$334
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	479	531
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	233	243
Preston Ridge Partners Mortgage LLC 2020-3, A1 144A 2.857%, 9/25/25(3)(4)	665	670
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	518	523
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	535
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	192	195
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	230	232
Towd Point Mortgage Trust
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	287
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	260	274
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	215	235
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	31	31
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	615	636
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	$500	$461
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(3)(4)	415	328
VCAT LLC 2020-NPL1, A1 144A 3.671%, 8/25/50(3)(4)	210	213
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	155	155
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(3)(4)	198	199
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	384	384
Verus Securitization Trust 2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	248	251
		13,231

Total Mortgage-Backed Securities (Identified Cost $13,005)		13,231

Asset-Backed Securities—11.1%
Automobiles—6.7%
ACC Trust 2019-1, B 144A 4.470%, 10/20/22(3)	515	523
Carvana Auto Receivables Trust 2019-1A, E 144A 5.640%, 1/15/26(3)	510	545
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	$540	$563
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	574	579
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	565	583
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	629	635
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	495	516
2020-3A, D 144A 2.270%, 5/15/26(3)	480	493
2020-3A, E 144A 4.310%, 7/15/27(3)	550	587
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	241	242
2018-3A, C 144A 4.180%, 7/15/24(3)	845	878
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(3)	163	164
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	530
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	543
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	532
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	$580	$594
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	515	520
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	387
		9,414

Equipment—0.4%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(3)	500	502
Other—4.0%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	252	260
2020-AA, D 144A 7.150%, 7/17/46(3)	400	418
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	478	486
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	226	230
2020-1A, A 144A 2.981%, 11/15/35(3)	310	316
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	153	156
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	515	549
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	480	489
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	425
	Par Value	Value

Other—continued
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	$293	$296
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	204	206
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	605
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	528	531
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	328	340
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)	245	248
Upstart Securitization Trust 2019-1, B 144A 4.190%, 4/20/26(3)	70	70
		5,625

Total Asset-Backed Securities (Identified Cost $15,100)		15,541

Corporate Bonds and Notes—67.9%
Communication Services—5.6%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	200	196
Altice France S.A. 144A 7.375%, 5/1/26(3)	200	209
Baidu, Inc. 3.425%, 4/7/30	445	476
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	773
Cars.com, Inc. 144A 6.375%, 11/1/28(3)	295	309
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	385	400
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	$5	$5
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	151	157
144A 5.125%, 8/15/27(3)	175	178
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	215	230
DISH DBS Corp.
5.875%, 7/15/22	260	271
7.750%, 7/1/26	170	187
Endurance Acquisition Merger Sub 144A 6.000%, 2/15/29(3)	85	82
Frontier Communications Corp. 144A 6.750%, 5/1/29(3)	310	325
Grupo Televisa SAB 4.625%, 1/30/26	525	588
iHeartCommunications, Inc. 8.375%, 5/1/27	278	295
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(3)	390	384
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	425	412
Meredith Corp. 6.875%, 2/1/26	315	321
Northwest Fiber LLC
144A 6.000%, 2/15/28(3)	35	35
	Par Value	Value

Communication Services—continued
144A 10.750%, 6/1/28(3)	$180	$207
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	65	66
144A 6.500%, 9/15/28(3)	225	236
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	563
Telesat Canada 144A 6.500%, 10/15/27(3)	535	552
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	250	269
		7,726

Consumer Discretionary—5.4%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	395	393
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	215	224
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	455	460
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(3)	45	46
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(5)	300	305
Block Financial LLC 3.875%, 8/15/30	540	568
Carnival Corp.
144A 11.500%, 4/1/23(3)	120	137
144A 7.625%, 3/1/26(3)	45	47
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Clarios Global LP 144A 8.500%, 5/15/27(3)	$260	$281
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	275	316
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	143
Ford Motor Co. 9.000%, 4/22/25	362	438
Full House Resorts, Inc. 144A 8.250%, 2/15/28(3)	20	21
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	469
General Motors Co. 6.800%, 10/1/27	330	419
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	185	196
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	285	290
Life Time, Inc. 144A 5.750%, 1/15/26(3)	15	15
M/I Homes, Inc. 4.950%, 2/1/28	385	404
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(3)	70	74
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	95	94
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	110	111
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(3)	600	670
	Par Value	Value

Consumer Discretionary—continued
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(3)	$130	$135
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	235	258
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	143
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	270	282
Wynn Macau Ltd. 144A 5.625%, 8/26/28(3)	580	603
		7,542

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	515	533
Kronos Acquisition Holdings, Inc.
144A 5.000%, 12/31/26(3)	5	5
144A 7.000%, 12/31/27(3)	55	54
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	245	254
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	140	145
		991

Energy—17.0%
Afren plc
144A 10.250%, 4/8/19(1)(3)(6)	635	—
144A 6.625%, 12/9/20(1)(3)(6)	732	—
Aker BP ASA 144A 2.875%, 1/15/26(3)	380	394
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	$490	$464
Antero Midstream Partners LP
144A 7.875%, 5/15/26(3)	190	207
144A 5.750%, 1/15/28(3)	375	378
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	155	169
144A 7.625%, 2/1/29(3)	105	112
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	195	203
BP Capital Markets plc 4.875% (7)	375	403
California Resources Corp. 144A 7.125%, 2/1/26(3)	50	50
Callon Petroleum Co. 6.125%, 10/1/24	218	189
Cheniere Energy Partners LP 5.625%, 10/1/26	200	208
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(3)	195	203
144A 5.875%, 2/1/29(3)	50	53
Cimarex Energy Co. 4.375%, 3/15/29	450	505
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	135	133
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	95	98
Continental Resources, Inc. 4.375%, 1/15/28	190	200
CrownRock LP 144A 5.625%, 10/15/25(3)	530	535
	Par Value	Value

Energy—continued
CSI Compressco LP 144A 7.500%, 4/1/25(3)	$335	$336
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	105	111
144A 6.500%, 7/1/27(3)	115	123
144A 4.500%, 1/15/29(3)	75	73
144A 4.750%, 1/15/31(3)	75	72
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,186	1,366
Geopark Ltd. 144A 6.500%, 9/21/24(3)	305	319
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	215	219
144A 6.000%, 2/1/31(3)	215	218
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(3)	240	239
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	975	1,116
144A 5.750%, 4/19/47(3)	640	755
Kinder Morgan, Inc. 7.750%, 1/15/32	570	820
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(3)	580	576
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	400	427
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	290	299
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	135	1
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	$275	$285
Occidental Petroleum Corp.
2.700%, 8/15/22	92	91
5.875%, 9/1/25	195	212
5.500%, 12/1/25	10	11
3.500%, 8/15/29	180	172
6.625%, 9/1/30	195	222
6.125%, 1/1/31	190	212
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(7)	155	1
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	210	223
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	820	1,036
RegS 6.450%, 5/30/44(2)	815	1,030
Petrobras Global Finance B.V.
5.600%, 1/3/31	1,065	1,148
6.900%, 3/19/49	580	649
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	1,820	73
Petroleos Mexicanos
6.875%, 8/4/26	350	376
6.500%, 3/13/27	365	379
5.950%, 1/28/31	725	700
6.500%, 6/2/41	295	261
6.375%, 1/23/45	1,515	1,295
6.350%, 2/12/48	450	382
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	555	609
Plains All American Pipeline LP 3.800%, 9/15/30	460	478
Transocean, Inc. 144A 11.500%, 1/30/27(3)	9	7
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,507
	Par Value	Value

Energy—continued
USA Compression Partners LP 6.875%, 4/1/26	$220	$227
WPX Energy, Inc. 4.500%, 1/15/30	470	499
		23,659

Financials—16.2%
Acrisure LLC
144A 7.000%, 11/15/25(3)	620	636
144A 4.250%, 2/15/29(3)	105	103
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	649
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	857
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	639
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	990	1,096
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,217
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	567
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	945
Bancolombia S.A. 4.625%, 12/18/29	300	311
Bank of Montreal 3.803%, 12/15/32	1,064	1,194
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	738
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Brighthouse Financial, Inc.
3.700%, 6/22/27	$110	$120
5.625%, 5/15/30	357	434
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	580	634
Charles Schwab Corp. (The) Series H 4.000% (7)	490	492
Citadel LP 144A 4.875%, 1/15/27(3)	415	452
Discover Bank 4.682%, 8/9/28	380	406
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	281	276
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	585	599
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	550	614
ICAHN Enterprises LP 6.250%, 5/15/26	480	504
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	1,024
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	767
Itau Unibanco Holding SA (U.S. Treasury Yield Curve CMT 5 year + 3.446%) 144A 3.875%, 4/15/31(3)	720	717
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(4)	390	322
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	881
	Par Value	Value

Financials—continued
MetLife, Inc. Series G 3.850% (7)	$220	$225
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,031
NMI Holdings, Inc. 144A 7.375%, 6/1/25(3)	155	175
OneMain Finance Corp. 7.125%, 3/15/26	290	335
Prospect Capital Corp. 3.706%, 1/22/26	475	474
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	741
SVB Financial Group 4.100% (7)	515	520
Synovus Financial Corp. 5.900%, 2/7/29	350	378
Toronto-Dominion Bank (The) 3.625%, 9/15/31	545	606
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	217	227
Wells Fargo & Co. 3.900% (7)	730	727
		22,633

Health Care—2.6%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	103	105
Akumin, Inc. 144A 7.000%, 11/1/25(3)	250	261
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	172
144A 8.500%, 1/31/27(3)	165	182
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	355	384
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	$400	$408
DaVita, Inc. 144A 4.625%, 6/1/30(3)	110	112
LifePoint Health, Inc. 144A 5.375%, 1/15/29(3)	135	136
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	111	119
144A 7.250%, 2/1/28(3)	67	73
Select Medical Corp. 144A 6.250%, 8/15/26(3)	270	289
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	175	178
144A 10.000%, 4/15/27(3)	230	256
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	230	207
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(3)	30	33
7.000%, 8/1/25	200	207
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	455	427
		3,549

Industrials—5.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	987
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	505	602
Aviation Capital Group LLC 144A 5.500%, 12/15/24(3)	500	563
	Par Value	Value

Industrials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	$536	$569
Boeing Co. (The)
3.750%, 2/1/50	315	307
5.930%, 5/1/60	160	210
Bombardier, Inc. 144A 8.750%, 12/1/21(3)	280	290
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	305	300
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	481	485
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	300	312
Delta Air Lines, Inc. 3.750%, 10/28/29	300	299
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(3)	25	26
144A 9.750%, 8/1/27(3)	50	57
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(3)	30	32
Howmet Aerospace, Inc. 6.875%, 5/1/25	190	221
Park River Holdings, Inc. 144A 5.625%, 2/1/29(3)	110	108
Spirit AeroSystems, Inc.
3.950%, 6/15/23	215	211
144A 5.500%, 1/15/25(3)	285	296
Stanley Black & Decker, Inc. 4.000%, 3/15/60	461	486
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	1,023
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	$435	$468
		7,852

Information Technology—3.3%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	245	261
Broadcom, Inc.
4.150%, 11/15/30	470	519
144A 2.450%, 2/15/31(3)	207	201
Citrix Systems, Inc. 3.300%, 3/1/30	730	770
Dell International LLC 144A 8.100%, 7/15/36(3)	255	379
HP, Inc. 3.400%, 6/17/30	500	539
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	310	325
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	100	100
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	110	110
Seagate HDD Cayman 144A 3.375%, 7/15/31(3)	245	238
SK Hynix, Inc. 144A 2.375%, 1/19/31(3)	585	571
TTM Technologies, Inc. 144A 4.000%, 3/1/29(3)	70	71
VMware, Inc. 3.900%, 8/21/27	192	212
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	320	342
		4,638

	Par Value	Value

Materials—5.9%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(5)	$515	$545
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	225	231
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	315	337
Commercial Metals Co. 3.875%, 2/15/31	240	240
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	373
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	432
Hecla Mining Co. 7.250%, 2/15/28	430	466
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,126
Kaiser Aluminum Corp. 144A 6.500%, 5/1/25(3)	50	53
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(3)	390	391
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,646
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	355	372
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	130	133
Teck Resources Ltd. 6.125%, 10/1/35	550	703
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	200	212
144A 6.625%, 11/1/25(3)	345	350
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
United States Steel Corp.
6.250%, 3/15/26	$485	$466
144A 12.000%, 6/1/25(3)	115	138
		8,214

Real Estate—3.5%
American Assets Trust LP 3.375%, 2/1/31	575	586
EPR Properties 4.750%, 12/15/26	260	270
GLP Capital LP
5.250%, 6/1/25	410	463
5.750%, 6/1/28	96	113
5.300%, 1/15/29	137	156
Iron Mountain, Inc. 144A 5.250%, 7/15/30(3)	480	494
MPT Operating Partnership LP
5.000%, 10/15/27	270	286
3.500%, 3/15/31	290	295
Office Properties Income Trust 4.500%, 2/1/25	690	736
Retail Properties of America, Inc. 4.750%, 9/15/30	495	535
Service Properties Trust 4.500%, 3/15/25	745	745
Uniti Group LP 144A 7.875%, 2/15/25(3)	180	193
		4,872

Utilities—2.1%
CMS Energy Corp. 4.750%, 6/1/50	460	503
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	390	409
Ferrellgas Partners LP 8.625%, 6/15/20(1)	125	65
	Par Value	Value

Utilities—continued
National Fuel Gas Co. 2.950%, 3/1/31	$230	$228
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	1,031
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	115	120
144A 6.625%, 1/15/28(3)	415	428
Vistra Operations Co. LLC 144A 5.000%, 7/31/27(3)	190	199
		2,983

Total Corporate Bonds and Notes (Identified Cost $91,690)		94,659

Leveraged Loans(4)—15.6%
Aerospace—0.6%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	308	307
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	230	232
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	340	363
		902

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—0.2%
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.615%, 2/5/27	$253	$254
Consumer Non-Durables—1.1%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	232	233
Diamond (BC) B.V.
(1 month LIBOR + 3.000%) 3.115%, 9/6/24	520	517
(1 month LIBOR + 5.000%) 6.000%, 9/6/24	105	104
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.115%, 6/30/24	428	426
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	329	325
		1,605

Energy—0.7%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	300	301
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(8)	480	137
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	$195	$197
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	334	332
		967

Financial—0.9%
Asurion LLC
Tranche B-3, Second Lien (3 month LIBOR + 5.250%) 0.000%, 1/31/28(9)	170	175
Tranche B-9 (3 month LIBOR + 3.250%) 0.000%, 7/31/27(9)	170	169
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	195	195
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	289	290
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.864%, 6/28/23	464	464
		1,293

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—0.6%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	$25	$25
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	155	155
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.802%, 5/23/25	216	215
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	207	208
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	316	317
		920

Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.750%) 0.000%, 2/4/26(9)	375	375
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(9)	325	324
		699

Gaming / Leisure—1.4%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	75	77
Enterprise Development Authority (The) (3 month LIBOR + 4.250%) 0.000%, 2/19/28(9)	65	65
	Par Value	Value

Gaming / Leisure—continued
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	$25	$26
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	326	325
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(10)	149	146
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	34
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	422	405
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.615%, 2/12/27	406	394
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.865%, 8/14/24	224	220
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	289	290
		1,982

Healthcare—2.8%
AHP Health Partners, Inc. (3 month LIBOR + 3.750%) 4.750%, 6/30/25	333	335
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
athenahealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	$80	$80
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	426	425
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.115%, 11/4/26	20	20
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.865%, 10/10/25	186	160
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 2/4/27(9)	40	40
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	407	407
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	390	389
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	513	501
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	104	105
Phoenix Guarantor, Inc.
0.000%, 3/5/26	315	315
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	140	140
	Par Value	Value

Healthcare—continued
Tranche B-1 (1 month LIBOR + 3.250%) 3.361%, 3/5/26	$327	$326
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	200	202
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	40	41
Verscend Holding Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 8/27/25(9)	75	75
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.865%, 7/2/25	333	325
		3,886

Information Technology—1.3%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	222	224
Boxer Parent Co., Inc. 2021 (3 month LIBOR + 3.750%) 3.898%, 10/2/25	288	288
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	75	75
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(9)(11)	149	150
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(9)	54	54
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
First Lien (3 month LIBOR + 3.750%) 0.000%, 2/1/28(9)	$116	$116
RealPage, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/18/28(9)	130	130
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	330	331
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	389	391
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	10	10
Virtusa Corp. (3 month LIBOR + 4.250%) 0.000%, 2/11/28(9)	40	40
		1,809

Manufacturing—1.1%
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	425	426
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	270	267
Filtration Group Corp. Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	254	255
	Par Value	Value

Manufacturing—continued
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	$155	$155
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	409	399
		1,502

Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(8)	202	206
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	54	54
		260

Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.365%, 3/15/27	109	108
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	175	175
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 3.800%, 1/31/26	$178	$178
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	215	198
		659

Retail—0.7%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	225	226
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 1/20/28	215	215
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	82	82
Petco Animal Supplies, Inc.
(3 month LIBOR + 3.250%) 4.250%, 1/26/23	213	212
Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/25/28(9)	200	200
PetSmart, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 1/29/28	25	25
		960

	Par Value	Value

Service—1.9%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.365%, 2/6/26	$272	$272
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27	170	170
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.962%, 8/3/26	70	70
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	405	405
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 6/30/24	531	513
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 3.615%, 1/3/25	495	494
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.865%, 9/3/26	479	479
TKC Holdings, Inc. First Lien (2 month LIBOR + 3.750%) 4.750%, 2/1/23	263	258
		2,661

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—0.8%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	$354	$336
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.620%, 11/6/24	475	475
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	65	66
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.615%, 4/30/26	194	194
		1,071

Utility—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	402	401
Total Leveraged Loans (Identified Cost $21,848)		21,831

	Shares
Preferred Stocks—3.6%
Financials—3.0%
Capital Farm Credit ACA Series 1, 5.000%	275(12)	280
Discover Financial Services Series D, 6.125%	190(12)	208
Fifth Third Bancorp Series L, 4.500%	480(12)	508
KeyCorp Series D, 5.000%	985(12)	1,049
MetLife, Inc. Series D, 5.875%	313(12)	356
Truist Financial Corp. Series Q, 5.100%	465(12)	508
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	47,150	$1,301
		4,210

Industrials—0.6%
General Electric Co. Series D, 3.518%	788(12)	751
Total Preferred Stocks (Identified Cost $4,652)		4,961

Common Stocks—0.2%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(13)	6,403	11
Consumer Discretionary—0.1%
MYT Holding LLC Class B(13)	29,850	170
Energy—0.1%
Frontera Energy Corp.	7,526	38
Hercules Offshore, Inc.(6)	10,017	—
		38

Financials—0.0%
Neiman Marcus Group, Inc.(13)	618	38
Total Common Stocks (Identified Cost $970)		257

Exchange-Traded Funds—2.8%
iShares iBoxx High Yield Corporate Bond ETF(14)	17,224	1,489
iShares JP Morgan USD Emerging Markets Bond ETF(14)	21,827	2,402
Total Exchange-Traded Funds (Identified Cost $3,969)		3,891

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
	Shares	Value

Warrant—0.0%
	Communication Services—0.0%
iHeartMedia, Inc.(13)	2,723	$35
	Total Warrant (Identified Cost $47)	35

	Total Long-Term Investments—136.3% (Identified Cost $188,647)	190,115

	TOTAL INVESTMENTS—136.3% (Identified Cost $188,647)	$190,115
	Other assets and liabilities, net—(36.3)%	(50,620)
	NET ASSETS—100.0%	$139,495

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities amounted to a value of $102,599 or 73.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of February 28, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	100% of the income received was in cash.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after February 28, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	100% of the income received was in PIK.
(11)	Represents unfunded portion of security and commitment fee earned on this portion.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Foreign Currencies:
MXN	Mexican Peso

See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
Country Weightings†
United States	58%
Mexico	5
Canada	3
Indonesia	3
Netherlands	3
Saudi Arabia	2
Chile	2
Other	24
Total	100%
† % of total investments as of February 28, 2021.
See Notes to Schedule of Investments

Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of February 28, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$15,541	$—	$15,541	$—
Corporate Bonds and Notes	94,659	—	94,659	—(1)
Foreign Government Securities	32,290	—	32,290	—
Leveraged Loans	21,831	—	21,831	—
Mortgage-Backed Securities	13,231	—	13,231	—
Municipal Bonds	1,777	—	1,777	—
U.S. Government Securities	1,642	—	1,642	—
Equity Securities:
Preferred Stocks	4,961	1,301	3,660	—
Common Stocks	257	49	208	—(1)
Warrant	35	—	35	—
Exchange-Traded Funds	3,891	3,891	—	—
Total Investments	$190,115	$5,241	$184,874	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $205 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $0 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2021.
See Notes to Schedule of Investments

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.